Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents (Note 3)	$ 26,773	$ 20,677
Investments (Note 4)	6,034	6,628
Trade receivables and other assets (Note 5)	13,982	7,743
Total current assets	46,789	35,048
Restricted cash	144	144
Investments (Note 4)	0	3,940
Trade receivables and other assets (Note 5)	2,938	11,207
Investment in SLM California (Note 6)	61,126	58,827
Royalty and other property interests (Note 7)	44,771	48,099
Property and equipment	706	853
Deferred charges	429	450
Total non-current assets	110,114	123,520
Total Assets	156,903	158,568
Current liabilities [abstract]
Accounts payable and accrued liabilities	4,450	2,818
Advances from joint venture partners (Note 8)	413	994
Derivative liabilities (Note 9)	425	754
Loan payable (Note 10)	0	32,752
Total current liabilities	5,288	37,318
Non-current liabilities [abstract]
Loan payable (Note 10)	34,550	0
Deferred income tax liability (Note 11)	1,585	815
Total non-current liabilities	36,135	815
Total Liabilities	41,423	38,133
Shareholders' Equity
Capital stock (Note 12)	159,525	160,913
Reserves	18,341	18,620
Deficit	(62,386)	(59,098)
Total Shareholders' Equity	115,480	120,435
Total Liabilities and Shareholders' Equity	$ 156,903	$ 158,568